                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235

                        First Defined Portfolio Fund, LLC
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - 97.9%
               AEROSPACE & DEFENSE - 1.9%
       2,488   GeoEye, Inc. (b) ................................................   $      100,714
       5,692   United Technologies Corp. .......................................          405,441
                                                                                   --------------
                                                                                          506,155
                                                                                   --------------
               AUTO COMPONENTS - 0.1%
       1,020   Fuel Systems Solutions, Inc. (b) ................................           39,892
                                                                                   --------------
               CAPITAL MARKETS - 2.2%
       3,325   Franklin Resources, Inc. ........................................          355,443
      15,558   GFI Group, Inc. .................................................           72,189
       3,683   T. Rowe Price Group, Inc. .......................................          184,389
                                                                                   --------------
                                                                                          612,021
                                                                                   --------------
               CHEMICALS - 0.6%
       2,648   Koppers Holdings, Inc. ..........................................           71,152
         713   NewMarket Corp. .................................................           81,054
                                                                                   --------------
                                                                                          152,206
                                                                                   --------------
               COMMERCIAL BANKS - 1.0%
      21,262   Banco Santander S.A., ADR .......................................          269,177
                                                                                   --------------
               COMMERCIAL SERVICES & SUPPLIES - 0.2%
      11,379   EnergySolutions, Inc. ...........................................           57,236
                                                                                   --------------
               COMPUTERS & PERIPHERALS - 1.8%
       7,671   Netezza Corp. (b) ...............................................          206,733
      10,340   Western Digital Corp. (b) .......................................          293,553
                                                                                   --------------
                                                                                          500,286
                                                                                   --------------
               CONSTRUCTION & ENGINEERING - 0.1%
       1,520   Foster Wheeler AG (b) ...........................................           37,179
                                                                                   --------------
               DIVERSIFIED CONSUMER SERVICES - 0.2%
       3,402   Lincoln Educational Services Corp. (b) ..........................           49,023
                                                                                   --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 6.9%
      29,859   AT&T, Inc. ......................................................          853,967
       5,852   Cogent Communications Group, Inc. (b) ...........................           55,418
      23,847   Deutsche Telekom AG, ADR ........................................          325,035
      13,841   France Telecom S.A., ADR ........................................          297,997
       4,384   Neutral Tandem, Inc. (b) ........................................           52,389
       4,203   Telefonica S.A., ADR ............................................          311,652
                                                                                   --------------
                                                                                        1,896,458
                                                                                   --------------
               ELECTRICAL EQUIPMENT - 0.9%
       6,068   Baldor Electric Co. .............................................          245,147
                                                                                   --------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
         812   Amphenol Corp., Class A .........................................           39,772
       3,412   ScanSource, Inc. (b) ............................................           94,649
                                                                                   --------------
                                                                                          134,421
                                                                                   --------------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               ENERGY EQUIPMENT & SERVICES - 1.5%
       1,609   FMC Technologies, Inc. (b) ......................................   $      109,879
       3,325   Hornbeck Offshore Services, Inc. (b) ............................           64,804
       5,580   National Oilwell Varco, Inc. ....................................          248,143
                                                                                   --------------
                                                                                          422,826
                                                                                   --------------
               FOOD & STAPLES RETAILING - 3.7%
       5,545   United Natural Foods, Inc. (b) ..................................          183,761
      15,573   Wal-Mart Stores, Inc. ...........................................          833,467
                                                                                   --------------
                                                                                        1,017,228
                                                                                   --------------
               FOOD PRODUCTS - 0.9%
         978   Mead Johnson Nutrition Co. ......................................           55,658
       4,186   TreeHouse Foods, Inc. (b) .......................................          192,975
                                                                                   --------------
                                                                                          248,633
                                                                                   --------------
               GAS UTILITIES - 0.1%
         782   Questar Corp. ...................................................           13,708
                                                                                   --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
       2,777   Abaxis, Inc. (b) ................................................           64,149
       5,553   Baxter International, Inc. ......................................          264,934
       2,740   Intuitive Surgical, Inc. (b) ....................................          777,448
       3,648   Stryker Corp. ...................................................          182,582
       2,800   Zoll Medical Corp. (b) ..........................................           90,356
                                                                                   --------------
                                                                                        1,379,469
                                                                                   --------------
               HEALTH CARE PROVIDERS & SERVICES - 1.0%
       3,399   HMS Holdings Corp. (b) ..........................................          200,337
       5,106   Kindred Healthcare, Inc. (b) ....................................           66,480
                                                                                   --------------
                                                                                          266,817
                                                                                   --------------
               HEALTH CARE TECHNOLOGY - 1.4%
       2,035   Cerner Corp. (b) ................................................          170,920
       1,432   Computer Programs & Systems, Inc. ...............................           60,960
       7,363   MedAssets, Inc. (b) .............................................          154,917
                                                                                   --------------
                                                                                          386,797
                                                                                   --------------
               HOTELS, RESTAURANTS & LEISURE - 1.3%
       4,039   Bob Evans Farms, Inc. ...........................................          113,375
       3,116   California Pizza Kitchen, Inc. (b) ..............................           53,159
       1,711   Peet's Coffee & Tea, Inc. (b) ...................................           58,567
       9,405   Texas Roadhouse, Inc. (b) .......................................          132,234
                                                                                   --------------
                                                                                          357,335
                                                                                   --------------
               HOUSEHOLD DURABLES - 1.4%
       4,995   Garmin Ltd. .....................................................          151,598
         883   National Presto Industries, Inc. ................................           94,013
       2,930   Tupperware Brands Corp. .........................................          134,077
                                                                                   --------------
                                                                                          379,688
                                                                                   --------------
               HOUSEHOLD PRODUCTS - 3.0%
      13,778   Procter & Gamble (The) Co. ......................................          826,267
                                                                                   --------------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
 COMMON STOCKS - (CONTINUED)
               INSURANCE - 3.2%
      16,825   Travelers (The) Cos., Inc. ......................................   $      876,583
                                                                                   --------------
               INTERNET & CATALOG RETAIL - 6.2%
       2,602   Netflix, Inc. (b) ...............................................          421,940
       3,680   priceline.com, Inc. (b) .........................................        1,281,891
                                                                                   --------------
                                                                                        1,703,831
                                                                                   --------------
               INTERNET SOFTWARE & SERVICES - 2.5%
       6,589   Baidu, Inc., ADR (b) ............................................          676,163
                                                                                   --------------
               IT SERVICES - 12.2%
      21,106   Cognizant Technology Solutions Corp., Class A (b) ...............        1,360,704
      14,313   Infosys Technologies Ltd., ADR ..................................          963,408
       6,360   International Business Machines Corp. ...........................          853,130
         814   Teradata Corp. (b) ..............................................           31,388
       2,000   Unisys Corp. (b) ................................................           55,800
       1,744   Wright Express Corp. (b) ........................................           62,278
                                                                                   --------------
                                                                                        3,326,708
                                                                                   --------------
               LIFE SCIENCES TOOLS & SERVICES - 1.6%
       2,272   Dionex Corp. (b) ................................................          196,392
       7,479   PAREXEL International Corp. (b) .................................          172,989
         856   Waters Corp. (b) ................................................           60,588
                                                                                   --------------
                                                                                          429,969
                                                                                   --------------
               MACHINERY - 2.0%
       3,785   Chart Industries, Inc. (b) ......................................           77,063
         344   Flowserve Corp. .................................................           37,640
       2,563   Joy Global, Inc. ................................................          180,230
       2,359   Middleby (The) Corp. (b) ........................................          149,537
       4,310   Robbins & Myers, Inc. ...........................................          115,422
                                                                                   --------------
                                                                                          559,892
                                                                                   --------------
               MEDIA - 1.1%
       5,163   DISH Network Corp., Class A .....................................           98,923
       8,274   Virgin Media, Inc. ..............................................          190,467
                                                                                   --------------
                                                                                          289,390
                                                                                   --------------
               MULTI-UTILITIES - 2.5%
       6,487   National Grid PLC, ADR ..........................................          277,254
       2,182   Public Service Enterprise Group, Inc. ...........................           72,181
       1,027   Sempra Energy ...................................................           55,253
      10,596   Veolia Environnement, ADR .......................................          279,311
                                                                                   --------------
                                                                                          683,999
                                                                                   --------------
               OIL, GAS & CONSUMABLE FUELS - 5.2%
       6,069   BP PLC, ADR .....................................................          249,861
       6,917   ENI SpA, ADR ....................................................          298,676
       3,532   Peabody Energy Corp. ............................................          173,103
         725   QEP Resources, Inc. .............................................           21,851
      13,097   Repsol YPF S.A., ADR ............................................          336,986
       5,818   Royal Dutch Shell PLC, ADR ......................................          350,825
                                                                                   --------------
                                                                                        1,431,302
                                                                                   --------------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               PERSONAL PRODUCTS - 1.5%
       2,867   Herbalife Ltd. ..................................................   $      173,023
       2,918   NBTY, Inc. (b) ..................................................          160,432
       2,880   Nu Skin Enterprises, Inc., Class A ..............................           82,944
                                                                                   --------------
                                                                                          416,399
                                                                                   --------------
               PHARMACEUTICALS - 4.8%
       8,304   GlaxoSmithKline PLC, ADR ........................................          328,174
      22,817   Merck & Co., Inc. ...............................................          839,894
       6,248   Warner Chilcott PLC, Class A (b) ................................          140,205
                                                                                   --------------
                                                                                        1,308,273
                                                                                   --------------
               PROFESSIONAL SERVICES - 0.1%
         360   Dun & Bradstreet (The) Corp. ....................................           26,690
                                                                                   --------------
               REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
       2,314   Plum Creek Timber Co., Inc. .....................................           81,684
                                                                                   --------------
               SOFTWARE - 4.3%
      21,005   Lawson Software, Inc. (b) .......................................          177,912
      34,202   Microsoft Corp. .................................................          837,607
       5,153   Progress Software Corp. (b) .....................................          170,564
                                                                                   --------------
                                                                                        1,186,083
                                                                                   --------------
               SPECIALTY RETAIL - 5.8%
       2,473   Big 5 Sporting Goods Corp. ......................................           33,188
       3,384   Dress Barn (The), Inc. (b) ......................................           80,370
       1,617   DSW, Inc., Class A (b) ..........................................           46,408
       2,998   Genesco, Inc. (b) ...............................................           89,580
       4,282   Guess?, Inc. ....................................................          173,978
       3,721   Hibbett Sports, Inc. (b) ........................................           92,839
       2,969   J. Crew Group, Inc. (b) .........................................           99,818
       1,247   Jo-Ann Stores, Inc. (b) .........................................           55,554
       3,574   Jos. A. Bank Clothiers, Inc. (b) ................................          152,288
       6,889   Men's Wearhouse (The), Inc. .....................................          163,889
       4,960   TJX (The) Cos., Inc. ............................................          221,365
      12,086   Urban Outfitters, Inc. (b) ......................................          379,984
                                                                                   --------------
                                                                                        1,589,261
                                                                                   --------------
               TEXTILES, APPAREL & LUXURY GOODS - 1.6%
       3,777   Coach, Inc. .....................................................          162,260
       4,387   Culp, Inc. (b) ..................................................           42,993
       1,760   Deckers Outdoor Corp. (b) .......................................           87,930
       1,551   Steven Madden Ltd. (b) ..........................................           63,684
       3,194   True Religion Apparel, Inc. (b) .................................           68,160
                                                                                   --------------
                                                                                          425,027
                                                                                   --------------
               TOBACCO - 2.6%
         755   Lorillard, Inc. .................................................           60,634
       9,184   Philip Morris International, Inc. ...............................          514,488
       3,264   Universal Corp. .................................................          130,854
                                                                                   --------------
                                                                                          705,976
                                                                                   --------------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               TRADING COMPANIES & DISTRIBUTORS - 0.8%
       5,567   WESCO International, Inc. (b) ...................................   $      218,727
                                                                                   --------------
               WIRELESS TELECOMMUNICATION SERVICES - 3.9%
      11,869   NII Holdings, Inc. (b) ..........................................          487,816
       9,059   Syniverse Holdings, Inc. (b) ....................................          205,368
      15,281   Vodafone Group PLC, ADR .........................................          379,122
                                                                                   --------------
                                                                                        1,072,306
                                                                                   --------------
               TOTAL INVESTMENTS - 97.9% .......................................       26,806,232
               (Cost $25,021,115) (c)
               NET OTHER ASSETS AND LIABILITIES - 2.1% .........................          584,509
               NET ASSETS - 100.0%                                                 --------------
                                                                                   $   27,390,741
                                                                                   ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,157,332 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,372,215.

ADR  American Depositary Receipt

VALUATION INPUTS

A summary of inputs used to value the Portfolio's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                               LEVEL 2        LEVEL 3
                    TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                   VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                   09/30/10       PRICES        INPUTS        INPUTS
                 -----------   -----------   -----------   ------------
Common Stocks*   $26,806,232   $26,806,232       $--            $--
                 ===========   ===========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - 97.5%
               CHEMICALS - 12.2%
      13,989   E.I. du Pont de Nemours & Co. ...................................   $      624,189
                                                                                   --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 19.1%
      16,820   AT&T, Inc. ......................................................          481,052
      15,254   Verizon Communications, Inc. ....................................          497,128
                                                                                   --------------
                                                                                          978,180
                                                                                   --------------
               FOOD & STAPLES RETAILING - 9.2%
       8,771   Wal-Mart Stores, Inc. ...........................................          469,424
                                                                                   --------------
               HOTELS, RESTAURANTS & LEISURE - 11.0%
       7,576   McDonald's Corp. ................................................          564,488
                                                                                   --------------
               HOUSEHOLD PRODUCTS - 9.1%
       7,762   Procter & Gamble (The) Co. ......................................          465,487
                                                                                   --------------
               INSURANCE - 9.6%
       9,478   Travelers (The) Cos., Inc. ......................................          493,804
                                                                                   --------------
               OIL, GAS & CONSUMABLE FUELS - 18.1%
       6,135   Chevron Corp. ...................................................          497,241
       6,925   Exxon Mobil Corp. ...............................................          427,896
                                                                                   --------------
                                                                                          925,137
                                                                                   --------------
               PHARMACEUTICALS - 9.2%
      12,853   Merck & Co., Inc. ...............................................          473,119
                                                                                   --------------
               TOTAL INVESTMENTS - 97.5% .......................................        4,993,828
               (Cost $4,732,566) (b)
               NET OTHER ASSETS AND LIABILITIES - 2.5% .........................          128,746
                                                                                   --------------
               NET ASSETS - 100.0% .............................................   $    5,122,574
                                                                                   ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $330,792 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $69,530.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                             LEVEL 2        LEVEL 3
                    TOTAL       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                  VALUE AT      QUOTED     OBSERVABLE    UNOBSERVABLE
                  09/30/10      PRICES       INPUTS         INPUTS
                 ----------   ----------   -----------   ------------
Common Stocks*   $4,993,828   $4,993,828      $--            $--
                 ==========   ==========      ===            ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - 97.4%
               CHEMICALS - 5.4%
      37,382   Sensient Technologies Corp. .....................................   $    1,139,777
                                                                                   --------------
               COMMERCIAL BANKS - 20.5%
      39,137   BB&T Corp. ......................................................          942,419
     144,764   F.N.B. Corp. ....................................................        1,239,180
      43,873   Trustmark Corp. .................................................          953,799
      48,558   United Bankshares, Inc. .........................................        1,208,609
                                                                                   --------------
                                                                                        4,344,007
                                                                                   --------------
               ELECTRIC UTILITIES - 10.0%
      38,006   Northeast Utilities .............................................        1,123,837
      30,213   Unisource Energy Corp. ..........................................        1,010,021
                                                                                   --------------
                                                                                        2,133,858
                                                                                   --------------
               FOOD PRODUCTS - 5.3%
      36,387   Kraft Foods, Inc., Class A ......................................        1,122,903
                                                                                   --------------
               INSURANCE - 14.9%
      32,765   Allstate Corp. ..................................................        1,033,736
      37,862   Cincinnati Financial Corp. ......................................        1,092,319
      25,184   Mercury General Corp. ...........................................        1,029,270
                                                                                   --------------
                                                                                        3,155,325
                                                                                   --------------
               MULTI-UTILITIES - 19.3%
      22,557   DTE Energy Co. ..................................................        1,036,043
      63,961   NiSource, Inc. ..................................................        1,112,921
      22,032   PG&E Corp. ......................................................        1,000,694
      17,585   Sempra Energy ...................................................          946,073
                                                                                   --------------
                                                                                        4,095,731
                                                                                   --------------
               THRIFTS & MORTGAGE FINANCE - 18.0%
      79,897   Astoria Financial Corp. .........................................        1,088,996
      71,299   First Niagara Financial Group, Inc. .............................          830,633
      68,941   New York Community Bancorp, Inc. ................................        1,120,291
      59,580   People's United Financial, Inc. .................................          779,902
                                                                                   --------------
                                                                                        3,819,822
                                                                                   --------------
               TOBACCO - 4.0%
      21,429   Universal Corp. .................................................          859,089
                                                                                   --------------
               TOTAL INVESTMENTS - 97.4% .......................................       20,670,512
               (Cost $20,100,970) (b)
               NET OTHER ASSETS AND LIABILITIES - 2.6% .........................          547,943
                                                                                   --------------
               NET ASSETS - 100.0% .............................................   $   21,218,455
                                                                                   ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,192,570 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $623,028.

                 See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                               LEVEL 2        LEVEL 3
                    TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                   VALUE AT      QUOTED       OBSERVABLE   UNOBSERVABLE
                   09/30/10      PRICES         INPUTS        INPUTS
                 -----------   -----------   -----------   ------------
Common Stocks*   $20,670,512   $20,670,512      $--            $--
                 ===========   ===========      ===            ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - 98.6%
               CHINA - 18.9%
   4,620,000   Bank of China Ltd. ..............................................   $    2,423,476
   2,961,000   Industrial & Commercial Bank of China Ltd. ......................        2,205,813
   2,034,000   PetroChina Co., Ltd., H Shares ..................................        2,367,233
                                                                                   --------------
                                                                                        6,996,522
                                                                                   --------------
               HONG KONG - 15.6%
   1,577,000   CNOOC Ltd. ......................................................        3,056,905
     445,000   Hongkong Electric Holdings Ltd. .................................        2,704,233
                                                                                   --------------
                                                                                        5,761,138
                                                                                   --------------
               UNITED KINGDOM - 30.8%
     420,063   BAE Systems PLC .................................................        2,258,750
     495,735   Man Group PLC ...................................................        1,706,235
     376,066   Marks & Spencer Group PLC .......................................        2,292,739
     344,692   Tate & Lyle PLC .................................................        2,527,604
   1,051,255   Vodafone Group PLC ..............................................        2,594,365
                                                                                   --------------
                                                                                       11,379,693
                                                                                   --------------
               UNITED STATES - 33.3%
      85,615   AT&T, Inc. ......................................................        2,448,589
      83,234   Home Depot (The), Inc. ..........................................        2,636,853
     117,756   Intel Corp. .....................................................        2,264,448
      88,199   Kraft Foods, Inc., Class A ......................................        2,721,821
     131,060   Pfizer, Inc. ....................................................        2,250,300
                                                                                   --------------
                                                                                       12,322,011
                                                                                   --------------
               TOTAL INVESTMENTS - 98.6% .......................................       36,459,364
               (Cost $37,337,483) (b)
               NET OTHER ASSETS AND LIABILITIES - 1.4% .........................          527,682
                                                                                   --------------
               NET ASSETS - 100.0% .............................................   $   36,987,046
                                                                                   ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,401,223 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,279,342.

                 See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                LEVEL 2       LEVEL 3
                 TOTAL MARKET     LEVEL 1     SIGNIFICANT   SIGNIFICANT
                   VALUE AT       QUOTED       OBSERVABLE   UNOBSERVABLE
                   09/30/10       PRICES        INPUTS        INPUTS
                 ------------   -----------   -----------   ------------
Common Stocks*    $36,459,364   $36,459,364      $--            $--
                  ===========   ===========      ===            ===

*    See the Portfolio of Investments for country breakout.

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

Oil, Gas & Consumable Fuels ...........................................    14.7%
Food Products .........................................................    14.3%
Commercial Banks ......................................................    12.5%
Electric Utilities ....................................................     7.3%
Specialty Retail ......................................................     7.1%
Wireless Telecommunication Services ...................................     7.0%
Diversified Telecommunication Services ................................     6.6%
Multiline Retail ......................................................     6.2%
Semiconductors & Semiconductor Equipment ..............................     6.1%
Aerospace & Defense ...................................................     6.1%
Pharmaceuticals .......................................................     6.1%
Capital Markets .......................................................     4.6%
Net Other Assets and Liabilities ......................................     1.4%
                                                                          -----
                                                                          100.0%
                                                                          =====

                 See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - 97.6%
               AEROSPACE & DEFENSE - 8.9%
       9,583   United Technologies Corp. .......................................   $      682,597
                                                                                   --------------
               CAPITAL MARKETS - 11.9%
       5,601   Franklin Resources, Inc. ........................................          598,747
       6,234   T. Rowe Price Group, Inc. .......................................          312,105
                                                                                   --------------
                                                                                          910,852
                                                                                   --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
       1,384   Amphenol Corp., Class A .........................................           67,788
                                                                                   --------------
               ENERGY EQUIPMENT & SERVICES - 8.0%
       2,756   FMC Technologies, Inc. (b) ......................................          188,207
       9,408   National Oilwell Varco, Inc. ....................................          418,374
                                                                                   --------------
                                                                                          606,581
                                                                                   --------------
               FOOD PRODUCTS - 1.3%
       1,668   Mead Johnson Nutrition Co. ......................................           94,926
                                                                                   --------------
               GAS UTILITIES - 0.3%
       1,269   Questar Corp. ...................................................           22,246
                                                                                   --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 9.9%
       9,357   Baxter International, Inc. ......................................          446,422
       6,164   Stryker Corp. ...................................................          308,508
                                                                                   --------------
                                                                                          754,930
                                                                                   --------------
               INTERNET & CATALOG RETAIL - 4.0%
         882   priceline.com, Inc. (b) .........................................          307,236
                                                                                   --------------
               IT SERVICES - 19.6%
      10,753   International Business Machines Corp. ...........................        1,442,407
       1,397   Teradata Corp. (b) ..............................................           53,868
                                                                                   --------------
                                                                                        1,496,275
                                                                                   --------------
               LIFE SCIENCES TOOLS & SERVICES - 1.4%
       1,460   Waters Corp. (b) ................................................          103,339
                                                                                   --------------
               MACHINERY - 0.8%
         573   Flowserve Corp. .................................................           62,698
                                                                                   --------------
               MULTI-UTILITIES - 2.8%
       3,620   Public Service Enterprise Group, Inc. ...........................          119,750
       1,772   Sempra Energy ...................................................           95,334
                                                                                   --------------
                                                                                          215,084
                                                                                   --------------
               OIL, GAS & CONSUMABLE FUELS - 4.3%
       6,009   Peabody Energy Corp. ............................................          294,501
       1,179   QEP Resources, Inc. .............................................           35,535
                                                                                   --------------
                                                                                          330,036
                                                                                   --------------
               PROFESSIONAL SERVICES - 0.5%
         533   Dun & Bradstreet (The) Corp. ....................................           39,517
                                                                                   --------------
               REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
       3,965   Plum Creek Timber Co., Inc. .....................................          139,965
                                                                                   --------------

                 See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               SPECIALTY RETAIL - 4.9%
       8,357   TJX (The) Cos., Inc. ............................................   $      372,973
                                                                                   --------------
               TEXTILES, APPAREL & LUXURY GOODS - 3.6%
       6,343   Coach, Inc. .....................................................          272,495
                                                                                   --------------
               TOBACCO - 12.7%
       1,303   Lorillard, Inc. .................................................          104,644
      15,469   Philip Morris International, Inc. ...............................          866,573
                                                                                   --------------
                                                                                          971,217
                                                                                   --------------
               TOTAL INVESTMENTS - 97.6% .......................................        7,450,755
               (Cost $7,140,771) (c)
               NET OTHER ASSETS AND LIABILITIES - 2.4% .........................          182,112
                                                                                   --------------
               NET ASSETS - 100.0% .............................................   $    7,632,867
                                                                                   ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $456,074 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $146,090.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                             LEVEL 2        LEVEL 3
                    TOTAL       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                  VALUE AT      QUOTED      OBSERVABLE   UNOBSERVABLE
                  09/30/10      PRICES        INPUTS        INPUTS
                 ----------   ----------   -----------   ------------
Common Stocks*   $7,450,755   $7,450,755       $--           $--
                 ==========   ==========       ===           ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - 97.3%
               CONSTRUCTION & ENGINEERING - 2.8%
       5,325   Foster Wheeler AG (b) ...........................................   $      130,250
                                                                                   --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 5.7%
         943   Intuitive Surgical, Inc. (b) ....................................          267,567
                                                                                   --------------
               HEALTH CARE TECHNOLOGY - 6.0%
       3,399   Cerner Corp. (b) ................................................          285,482
                                                                                   --------------
               HOUSEHOLD DURABLES - 5.3%
       8,241   Garmin Ltd. .....................................................          250,114
                                                                                   --------------
               INTERNET & CATALOG RETAIL - 9.5%
       1,291   priceline.com, Inc. (b) .........................................          449,707
                                                                                   --------------
               INTERNET SOFTWARE & SERVICES - 15.1%
       6,936   Baidu, Inc., ADR (b) ............................................          711,772
                                                                                   --------------
               IT SERVICES - 16.0%
       6,348   Cognizant Technology Solutions Corp., Class A (b) ...............          409,256
       5,181   Infosys Technologies Ltd., ADR ..................................          348,733
                                                                                   --------------
                                                                                          757,989
                                                                                   --------------
               MACHINERY - 6.3%
       4,242   Joy Global, Inc. ................................................          298,297
                                                                                   --------------
               MEDIA - 10.3%
       8,645   DISH Network Corp., Class A (b) .................................          165,638
      13,841   Virgin Media, Inc. ..............................................          318,620
                                                                                   --------------
                                                                                          484,258
                                                                                   --------------
               PHARMACEUTICALS - 4.8%
      10,146   Warner Chilcott PLC, Class A (b) ................................          227,676
                                                                                   --------------
               SOFTWARE - 4.8%
       9,323   Microsoft Corp. .................................................          228,320
                                                                                   --------------
               SPECIALTY RETAIL - 4.7%
       7,033   Urban Outfitters, Inc. (b) ......................................          221,118
                                                                                   --------------
               WIRELESS TELECOMMUNICATION SERVICES - 6.0%
       6,869   NII Holdings, Inc. (b) ..........................................          282,316
                                                                                   --------------
               TOTAL INVESTMENTS - 97.3% .......................................        4,594,866
               (Cost $4,030,977) (c)
               NET OTHER ASSETS AND LIABILITIES - 2.7% .........................          126,001
                                                                                   --------------
               NET ASSETS - 100.0% .............................................   $    4,720,867
                                                                                   ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $683,637 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $119,748.

ADR  American Depositary Receipt

                 See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                             LEVEL 2        LEVEL 3
                    TOTAL       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                  VALUE AT      QUOTED      OBSERVABLE   UNOBSERVABLE
                  09/30/10      PRICES        INPUTS        INPUTS
                 ----------   ----------   -----------   ------------
Common Stocks*   $4,594,866   $4,594,866       $--           $--
                 ==========   ==========       ===           ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - 97.7%
               AEROSPACE & DEFENSE - 0.9%
         761   Esterline Technologies Corp. (b) ................................   $       43,552
         637   Triumph Group, Inc. .............................................           47,514
                                                                                   --------------
                                                                                           91,066
                                                                                   --------------
               AIRLINES - 0.2%
       1,830   SkyWest, Inc. ...................................................           25,547
                                                                                   --------------
               AUTO COMPONENTS - 0.3%
         667   Fuel Systems Solutions, Inc. (b) ................................           26,086
                                                                                   --------------
               AUTOMOBILES - 0.4%
         705   Daimler AG (b) ..................................................           44,627
                                                                                   --------------
               BUILDING PRODUCTS - 0.3%
       2,530   Griffon Corp. (b) ...............................................           30,841
                                                                                   --------------
               CAPITAL MARKETS - 1.0%
         762   Credit Suisse Group AG, ADR .....................................           32,431
         581   Deutsche Bank AG ................................................           31,914
       2,419   UBS AG (b) ......................................................           41,196
                                                                                   --------------
                                                                                          105,541
                                                                                   --------------
               CHEMICALS - 2.1%
         471   NewMarket Corp. .................................................           53,543
       5,281   Sensient Technologies Corp. .....................................          161,018
                                                                                   --------------
                                                                                          214,561
                                                                                   --------------
               COMMERCIAL BANKS - 12.2%
         720   Bank of Montreal ................................................           41,580
       2,146   Barclays PLC, ADR ...............................................           40,452
       5,529   BB&T Corp. ......................................................          133,138
       1,597   Community Bank System, Inc. .....................................           36,747
      20,451   F.N.B. Corp. ....................................................          175,061
         658   HSBC Holdings PLC, ADR ..........................................           33,288
       3,296   International Bancshares Corp. ..................................           55,669
      11,454   Lloyds Banking Group PLC, ADR (b) ...............................           52,803
       7,599   Mitsubishi UFJ Financial Group, Inc., ADR .......................           35,183
      10,468   Mizuho Financial Group, Inc., ADR ...............................           30,043
       7,247   National Bank of Greece S.A., ADR (b) ...........................           16,451
       3,044   PacWest Bancorp .................................................           58,019
       3,967   Royal Bank of Scotland Group PLC, ADR (b) .......................           58,831
       1,785   S&T Bancorp, Inc. ...............................................           31,095
         608   Toronto-Dominion Bank (The) .....................................           43,934
       8,954   Trustmark Corp. .................................................          194,660
       6,859   United Bankshares, Inc. .........................................          170,721
       1,024   Wintrust Financial Corp. ........................................           33,188
                                                                                   --------------
                                                                                        1,240,863
                                                                                   --------------
               COMMUNICATIONS EQUIPMENT - 0.3%
       1,081   Black Box Corp. .................................................           34,657
                                                                                   --------------
               COMPUTERS & PERIPHERALS - 1.9%
       6,903   Western Digital Corp. (b) .......................................          195,976
                                                                                   --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               CONSTRUCTION & ENGINEERING - 0.5%
       1,395   URS Corp. (b) ...................................................   $       52,982
                                                                                   --------------
               CONSUMER FINANCE - 0.8%
       3,257   AmeriCredit Corp. (b) ...........................................           79,666
                                                                                   --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
       2,887   China Unicom (Hong Kong), Ltd., ADR .............................           42,035
       2,546   Deutsche Telekom AG, ADR ........................................           34,702
       1,883   Nippon Telegraph & Telephone Corp., ADR .........................           41,275
       2,432   Telecom Italia SpA, ADR .........................................           33,878
                                                                                   --------------
                                                                                          151,890
                                                                                   --------------
               ELECTRIC UTILITIES - 6.7%
       3,175   Great Plains Energy, Inc. .......................................           60,008
       2,954   Hawaiian Electric Industries, Inc. ..............................           66,583
       1,929   IDACORP, Inc. ...................................................           69,290
       5,369   Northeast Utilities .............................................          158,761
       4,996   NV Energy, Inc. .................................................           65,697
       4,911   PNM Resources, Inc. .............................................           55,936
       4,268   Unisource Energy Corp. ..........................................          142,679
       2,832   Westar Energy, Inc. .............................................           68,619
                                                                                   --------------
                                                                                          687,573
                                                                                   --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
       1,327   Tech Data Corp. (b) .............................................           53,478
                                                                                   --------------
               ENERGY EQUIPMENT & SERVICES - 1.5%
         807   Bristow Group, Inc. (b) .........................................           29,116
       1,478   Gulf Island Fabrication, Inc. ...................................           26,900
       1,938   Pride International, Inc. (b) ...................................           57,035
         414   SEACOR Holdings, Inc. (b) .......................................           35,256
                                                                                   --------------
                                                                                          148,307
                                                                                   --------------
               FOOD PRODUCTS - 1.6%
       5,140   Kraft Foods, Inc., Class A ......................................          158,620
                                                                                   --------------
               GAS UTILITIES - 0.6%
       2,102   Atmos Energy Corp. ..............................................           61,483
                                                                                   --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 4.3%
       1,191   Intuitive Surgical, Inc. (b) ....................................          337,934
       3,785   Symmetry Medical, Inc. (b) ......................................           36,487
       1,148   Teleflex, Inc. ..................................................           65,183
                                                                                   --------------
                                                                                          439,604
                                                                                   --------------
               HEALTH CARE PROVIDERS & SERVICES - 2.4%
       3,239   Kindred Healthcare, Inc. (b) ....................................           42,172
       1,893   LifePoint Hospitals, Inc. (b) ...................................           66,369
       1,351   Molina Healthcare, Inc. (b) .....................................           36,463
       2,542   Omnicare, Inc. ..................................................           60,703
       2,767   Res-Care, Inc. (b) ..............................................           36,718
                                                                                   --------------
                                                                                          242,425
                                                                                   --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE - 0.3%
       2,416   Marcus Corp. ....................................................   $       28,630
                                                                                   --------------
               HOUSEHOLD DURABLES - 1.3%
       1,286   Sony Corp., ADR .................................................           39,763
       1,967   Tupperware Brands Corp. .........................................           90,010
                                                                                   --------------
                                                                                          129,773
                                                                                   --------------
               INSURANCE - 8.5%
       4,628   Allstate Corp. ..................................................          146,013
       2,488   American Financial Group, Inc. ..................................           76,083
       1,576   AXA S.A., ADR ...................................................           27,391
       5,350   Cincinnati Financial Corp. ......................................          154,347
       1,376   Delphi Financial Group, Inc., Class A ...........................           34,386
       1,913   First American Financial Corp. ..................................           28,580
       2,070   Manulife Financial Corp. ........................................           26,144
       5,139   Mercury General Corp. ...........................................          210,031
         575   ProAssurance Corp. (b) ..........................................           33,114
         858   Safety Insurance Group, Inc. ....................................           36,053
       1,330   Tower Group, Inc. ...............................................           31,056
       2,770   Unitrin, Inc. ...................................................           67,560
                                                                                   --------------
                                                                                          870,758
                                                                                   --------------
               INTERNET & CATALOG RETAIL - 7.5%
       1,742   Netflix, Inc. (b) ...............................................          282,483
       1,374   priceline.com, Inc. (b) .........................................          478,619
                                                                                   --------------
                                                                                          761,102
                                                                                   --------------
               INTERNET SOFTWARE & SERVICES - 0.3%
       3,721   InfoSpace, Inc. (b) .............................................           32,224
                                                                                   --------------
               IT SERVICES - 7.0%
       9,189   Cognizant Technology Solutions Corp., Class A (b) ...............          592,415
       1,913   CoreLogic, Inc. .................................................           36,653
       1,334   Unisys Corp. (b) ................................................           37,219
       1,182   Wright Express Corp. (b) ........................................           42,209
                                                                                   --------------
                                                                                          708,496
                                                                                   --------------
               MEDIA - 0.6%
       2,051   Scholastic Corp. ................................................           57,059
                                                                                   --------------
               METALS & MINING - 0.3%
         814   ArcelorMittal ...................................................           26,846
                                                                                   --------------
               MULTI-UTILITIES - 6.0%
       3,187   DTE Energy Co. ..................................................          146,379
       9,036   NiSource, Inc. ..................................................          157,226
       3,113   PG&E Corp. ......................................................          141,392
       2,484   Sempra Energy ...................................................          133,639
       1,132   Veolia Environnement, ADR .......................................           29,840
                                                                                   --------------
                                                                                          608,476
                                                                                   --------------
               OIL, GAS & CONSUMABLE FUELS - 1.8%
       1,161   EnCana Corp. ....................................................           35,097
       4,045   Patriot Coal Corp. (b) ..........................................           46,153

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
       1,398   Repsol YPF S.A., ADR ............................................   $       35,971
       2,726   Southern Union Co. ..............................................           65,588
                                                                                   --------------
                                                                                          182,809
                                                                                   --------------
               PERSONAL PRODUCTS - 2.7%
       1,898   Herbalife Ltd. ..................................................          114,544
       1,943   NBTY, Inc. (b) ..................................................          106,826
       1,952   Nu Skin Enterprises, Inc., Class A ..............................           56,218
                                                                                   --------------
                                                                                          277,588
                                                                                   --------------
               PROFESSIONAL SERVICES - 0.4%
       4,362   On Assignment, Inc. (b) .........................................           22,901
       1,281   School Specialty, Inc. (b) ......................................           16,666
                                                                                   --------------
                                                                                           39,567
                                                                                   --------------
               REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
       1,963   BioMed Realty Trust, Inc. .......................................           35,177
       2,659   Extra Space Storage, Inc. .......................................           42,650
       2,639   Hospitality Properties Trust ....................................           58,929
       1,475   National Retail Properties, Inc. ................................           37,037
       1,461   Parkway Properties, Inc. ........................................           21,623
                                                                                   --------------
                                                                                          195,416
                                                                                   --------------
               SPECIALTY RETAIL - 6.6%
       1,620   Big 5 Sporting Goods Corp. ......................................           21,740
       2,191   Cabela's, Inc. (b) ..............................................           41,585
       2,270   Dress Barn (The), Inc. (b) ......................................           53,913
       1,059   DSW, Inc., Class A (b) ..........................................           30,393
       1,053   Group 1 Automotive, Inc. (b) ....................................           31,464
       2,874   Guess?, Inc. ....................................................          116,771
       2,000   J. Crew Group, Inc. (b) .........................................           67,240
         836   Jo-Ann Stores, Inc. (b) .........................................           37,244
       3,455   Rent-A-Center, Inc. .............................................           77,323
       2,427   Stage Stores, Inc. ..............................................           31,551
       5,262   Urban Outfitters, Inc. (b) ......................................          165,437
                                                                                   --------------
                                                                                          674,661
                                                                                   --------------
               TEXTILES, APPAREL & LUXURY GOODS - 1.7%
       2,873   Culp, Inc. (b) ..................................................           28,155
       1,151   Deckers Outdoor Corp. (b) .......................................           57,504
       2,463   Iconix Brand Group, Inc. (b) ....................................           43,103
       1,016   Steven Madden Ltd. (b) ..........................................           41,717
                                                                                   --------------
                                                                                          170,479
                                                                                   --------------
               THRIFTS & MORTGAGE FINANCE - 6.0%
      11,287   Astoria Financial Corp. .........................................          153,842
      10,072   First Niagara Financial Group, Inc. .............................          117,339
      14,069   New York Community Bancorp, Inc. ................................          228,621
       8,417   People's United Financial, Inc. .................................          110,179
                                                                                   --------------
                                                                                          609,981
                                                                                   --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)
               TOBACCO - 1.7%
       4,373   Universal Corp. .................................................   $      175,314
                                                                                   --------------
               WIRELESS TELECOMMUNICATION SERVICES - 3.1%
       5,143   NII Holdings, Inc. (b) ..........................................          211,377
       2,669   NTT DoCoMo, Inc., ADR ...........................................           44,626
       1,819   Telephone & Data Systems, Inc. ..................................           59,663
                                                                                   --------------
                                                                                          315,666
                                                                                   --------------
               TOTAL INVESTMENTS - 97.7% .......................................        9,950,638
               (Cost $9,328,973) (c)
               NET OTHER ASSETS AND LIABILITIES - 2.3% .........................          239,086
                                                                                   --------------
               NET ASSETS - 100.0% .............................................   $   10,189,724
                                                                                   ==============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,094,871 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $473,206.

ADR  American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                             LEVEL 2        LEVEL 3
                    TOTAL       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                  VALUE AT      QUOTED      OBSERVABLE   UNOBSERVABLE
                  09/30/10      PRICES        INPUTS        INPUTS
                 ----------   ----------   -----------   ------------
Common Stocks*   $9,950,638   $9,950,638       $--           $--
                 ==========   ==========       ===           ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2010 (UNAUDITED)

   SHARES                                 DESCRIPTION                                   VALUE
------------   -----------------------------------------------------------------   --------------
COMMON STOCKS - 98.1%
               AUTO COMPONENTS - 1.0%
       2,813   Fuel Systems Solutions, Inc. (b) ................................   $      110,016
                                                                                   --------------
               CHEMICALS - 2.4%
       2,430   NewMarket Corp. .................................................          276,242
                                                                                   --------------
               COMPUTERS & PERIPHERALS - 4.1%
      16,122   Western Digital Corp. (b) .......................................          457,704
                                                                                   --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
       2,355   Intuitive Surgical, Inc. (b) ....................................          668,208
                                                                                   --------------
               HOUSEHOLD DURABLES - 4.1%
      10,121   Tupperware Brands Corp. .........................................          463,137
                                                                                   --------------
               INTERNET & CATALOG RETAIL - 22.8%
       8,963   Netflix, Inc. (b) ...............................................        1,453,440
       3,222   priceline.com, Inc. (b) .........................................        1,122,351
                                                                                   --------------
                                                                                        2,575,791
                                                                                   --------------
               IT SERVICES - 12.7%
      15,848   Cognizant Technology Solutions Corp., Class A (b) ...............        1,021,721
       6,861   Unisys Corp. (b) ................................................          191,422
       6,092   Wright Express Corp. (b) ........................................          217,545
                                                                                   --------------
                                                                                        1,430,688
                                                                                   --------------
               PERSONAL PRODUCTS - 12.6%
       9,766   Herbalife Ltd. ..................................................          589,378
      10,001   NBTY, Inc. (b) ..................................................          549,855
      10,055   Nu Skin Enterprises, Inc., Class A ..............................          289,584
                                                                                   --------------
                                                                                        1,428,817
                                                                                   --------------
               SPECIALTY RETAIL - 19.7%
       5,504   Big 5 Sporting Goods Corp. ......................................           73,864
      11,691   Dress Barn (The), Inc. (b) ......................................          277,661
       3,601   DSW, Inc., Class A (b) ..........................................          103,349
      14,764   Guess?, Inc. ....................................................          599,861
      10,283   J. Crew Group, Inc. (b) .........................................          345,714
       4,301   Jo-Ann Stores, Inc. (b) .........................................          191,610
      20,294   Urban Outfitters, Inc. (b) ......................................          638,043
                                                                                   --------------
                                                                                        2,230,102
                                                                                   --------------
               TEXTILES, APPAREL & LUXURY GOODS - 5.1%
       9,766   Culp, Inc. (b) ..................................................           95,707
       5,941   Deckers Outdoor Corp. (b) .......................................          296,812
       4,383   Steven Madden Ltd. (b) ..........................................          179,966
                                                                                   --------------
                                                                                          572,485
                                                                                   --------------
               WIRELESS TELECOMMUNICATION SERVICES - 7.7%
      21,055   NII Holdings, Inc. (b) ..........................................          865,361
                                                                                   --------------
               TOTAL INVESTMENTS - 98.1% .......................................       11,078,551
               (Cost $9,337,844) (c)
               NET OTHER ASSETS AND LIABILITIES - 1.9% .........................          213,827
                                                                                   --------------
               NET ASSETS - 100.0% .............................................   $   11,292,378
                                                                                   ==============

                 See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2010 (UNAUDITED)

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,456,392 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $715,685.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                               LEVEL 2        LEVEL 3
                    TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                   VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                   09/30/10       PRICES        INPUTS        INPUTS
                 -----------   -----------   -----------   ------------
Common Stocks*   $11,078,551   $11,078,551       $--           $--
                 ===========   ===========       ===           ===

*    See the Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2010 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Defined Portfolio Fund, LLC (the "Registrant"), a non-diversified open-end management investment company, offers eight variable annuity Portfolios (each a "Portfolio" and collectively, the "Portfolios") as follows:

     Target Managed VIP Portfolio
     The Dow(R) DART 10 Portfolio
     The Dow(R) Target Dividend Portfolio
     Global Dividend Target 15 Portfolio
     S&P(R) Target 24 Portfolio
     NASDAQ(R) Target 15 Portfolio
     First Trust Target Focus Four Portfolio
     Value Line(R) Target 25 Portfolio

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest" and collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Portfolio's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of Trustees of the Registrant. A majority of each Portfolio's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value each Portfolio's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before a Portfolio values its assets, that could materially affect NAV, First Trust may use a fair value method to value such Portfolio's securities and investments. The use of fair value pricing by each Portfolio is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of the Portfolios initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2010 (UNAUDITED)

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     -    Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     -    Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                    -    Quoted prices for similar securities in active markets.

                    - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                    - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                    - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     -    Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Portfolio's investments as of September 30, 2010, is included with each Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security, foreign currency transactions and interest and dividends received.

ADDITIONAL INFORMATION

                        FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2010 (UNAUDITED)

                              LICENSING INFORMATION

"Dow Jones Industrial Average(sm)," "DJIA(sm)," "The Dow Jones Select Dividend Index(sm)," "Dow Industrials(sm)," "The Dow(R)," "Dow 30(sm)," and "The Dow 10(sm)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500", "500",
S&P MidCap 400","Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by First Trust on behalf of the Registrant. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of Standard & Poor's.

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

                              2. SUBSEQUENT EVENTS

On October 12, 2010, First Trust announced that James A. Bowen, its President, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). First Trust is a limited partnership with one limited partner and one general partner (The Charger Corporation). The Transaction is not expected to impact the day-to-day operations of the Fund. The consummation of the Transaction is deemed to be an "assignment" (as defined in the Investment Company Act of 1940, as amended) of the Fund's investment advisory and management agreement and resulted in the automatic termination of the agreement.

The Board of Trustees of the Fund has approved an interim investment advisory and management agreement with First Trust, which was entered into effective upon the closing of the Transaction and will be in effect for a maximum period of 150 days. A new investment advisory and management agreement with First Trust has been approved by the Board of Trustees of the Fund and will be submitted to shareholders of the Fund as of the record date (September 30, 2010) for approval and will take effect upon such shareholder approval. A special shareholder meeting of the Fund to vote on a proposal to approve the new investment advisory and management agreement is expected to be held on December 6, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Defined Portfolio Fund, LLC


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date November 23, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date November 23, 2010

* Print the name and title of each signing officer under his or her signature.